ENTITY-WIDE DISCLOSURE: (Schedule of Revenues From Principal Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 5,527	$ 849	$ 5,414
Revenue [Member] | Customers [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues		86	732
Revenue [Member] | Customers [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues	14	366	1,032
Revenue [Member] | Customers [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues	5,464	253	2,500
Revenue [Member] | Customers [Member] | Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues		135	541
Revenue [Member] | Customers [Member] | Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues			$ 609